Interest Expense (Income) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Revenue (Expense), Net [Abstract]
Interest paid	$ 180.5	$ 141.2	$ 178.0